Quarterly Holdings Report
for
Fidelity Freedom® Blend 2065 Fund
December 31, 2021
Y65-NPRT3-0322
1.9895829.102
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	199,287	3,278,264
Fidelity Series Commodity Strategy Fund (a)	148,937	609,154
Fidelity Series Large Cap Growth Index Fund (a)	107,380	2,077,804
Fidelity Series Large Cap Stock Fund (a)	121,642	2,309,983
Fidelity Series Large Cap Value Index Fund (a)	284,132	4,421,104
Fidelity Series Small Cap Opportunities Fund (a)	74,164	1,106,524
Fidelity Series Value Discovery Fund (a)	98,703	1,635,503
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,364,804)		15,438,336

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	61,147	888,463
Fidelity Series Emerging Markets Fund (a)	41,462	435,769
Fidelity Series Emerging Markets Opportunities Fund (a)	186,478	3,919,770
Fidelity Series International Growth Fund (a)	104,764	2,003,080
Fidelity Series International Index Fund (a)	68,659	841,078
Fidelity Series International Small Cap Fund (a)	32,029	685,103
Fidelity Series International Value Fund (a)	179,422	2,004,148
Fidelity Series Overseas Fund (a)	139,082	2,002,782
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,549,360)		12,780,193

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	6,045	60,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,042	243,546
Fidelity Series Corporate Bond Fund (a)	1,282	14,111
Fidelity Series Emerging Markets Debt Fund (a)	17,554	159,218
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,626	53,110
Fidelity Series Floating Rate High Income Fund (a)	3,252	30,111
Fidelity Series Government Bond Index Fund (a)	1,775	18,776
Fidelity Series High Income Fund (a)	19,383	184,911
Fidelity Series Investment Grade Bond Fund (a)	1,726	20,054
Fidelity Series Investment Grade Securitized Fund (a)	1,349	13,886
Fidelity Series Long-Term Treasury Bond Index Fund (a)	142,628	1,215,193
Fidelity Series Real Estate Income Fund (a)	9,800	114,957
TOTAL BOND FUNDS (Cost $2,129,676)		2,128,622

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $105)	105	105

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,043,945)	30,347,256
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,242)
NET ASSETS - 100.0%	30,346,014

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	100,199	100,094	-	-	-	105	0.0%
Total	-	100,199	100,094	-	-	-	105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	123,384	62,191	457	(375)	(69)	60,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	260,442	17,980	1,301	(24)	1,108	243,546
Fidelity Series Blue Chip Growth Fund	1,418,499	2,671,303	622,836	551,332	(19,205)	(169,497)	3,278,264
Fidelity Series Canada Fund	311,981	590,750	75,996	17,953	(848)	62,576	888,463
Fidelity Series Commodity Strategy Fund	357,937	669,893	303,959	199,362	(40,990)	(73,727)	609,154
Fidelity Series Corporate Bond Fund	1,408	16,195	3,449	104	(35)	(8)	14,111
Fidelity Series Emerging Markets Debt Fund	70,545	110,718	20,281	4,030	(470)	(1,294)	159,218
Fidelity Series Emerging Markets Debt Local Currency Fund	23,578	37,896	4,925	1,918	(168)	(3,271)	53,110
Fidelity Series Emerging Markets Fund	205,139	327,842	58,152	13,375	(1,618)	(37,442)	435,769
Fidelity Series Emerging Markets Opportunities Fund	1,844,205	3,275,450	513,590	420,263	(13,112)	(673,183)	3,919,770
Fidelity Series Floating Rate High Income Fund	14,211	22,170	6,398	793	(14)	142	30,111
Fidelity Series Government Bond Index Fund	1,735	25,854	8,680	42	(101)	(32)	18,776
Fidelity Series Government Money Market Fund 0.08%	33,421	17,371	50,792	8	-	-	-
Fidelity Series High Income Fund	81,845	126,423	24,871	5,901	(206)	1,720	184,911
Fidelity Series Inflation-Protected Bond Index Fund	257,661	306,813	576,482	5,683	17,124	(5,116)	-
Fidelity Series International Growth Fund	766,981	1,397,956	182,464	145,498	(440)	21,047	2,003,080
Fidelity Series International Index Fund	320,348	572,093	64,356	19,312	(727)	13,720	841,078
Fidelity Series International Small Cap Fund	277,070	479,164	60,803	75,435	(1,074)	(9,254)	685,103
Fidelity Series International Value Fund	766,444	1,415,300	188,590	91,342	(2,115)	13,109	2,004,148
Fidelity Series Investment Grade Bond Fund	1,933	28,555	10,307	127	(81)	(46)	20,054
Fidelity Series Investment Grade Securitized Fund	1,351	15,693	3,137	31	(31)	10	13,886
Fidelity Series Large Cap Growth Index Fund	895,503	1,274,843	372,625	56,188	1,065	279,018	2,077,804
Fidelity Series Large Cap Stock Fund	978,346	1,581,328	269,139	161,718	(2,940)	22,388	2,309,983
Fidelity Series Large Cap Value Index Fund	1,868,872	2,891,307	456,053	245,166	(4,716)	121,694	4,421,104
Fidelity Series Long-Term Treasury Bond Index Fund	352,865	961,009	135,553	13,473	(5,858)	42,730	1,215,193
Fidelity Series Overseas Fund	768,554	1,287,457	195,434	53,833	(1,405)	143,610	2,002,782
Fidelity Series Real Estate Income Fund	49,041	73,938	11,832	3,418	(40)	3,850	114,957
Fidelity Series Short-Term Credit Fund	16,490	11,193	27,671	105	(7)	(5)	-
Fidelity Series Small Cap Opportunities Fund	472,527	901,879	141,260	220,297	(5,901)	(120,721)	1,106,524
Fidelity Series Treasury Bill Index Fund	53,102	36,451	89,553	13	(12)	12	-
Fidelity Series Value Discovery Fund	690,520	1,120,356	190,454	124,270	(2,998)	18,079	1,635,503
	12,902,112	22,631,026	4,749,813	2,432,748	(87,322)	(348,852)	30,347,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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